Trade and other receivables (Details 2) - CLP ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Current Trade Receivables Gross		$ 271,872,068	$ 290,121,737
Current trade receivables		266,079,247	284,062,536
Other current receivables		33,934,693	36,639,803
Total current		300,013,940	320,702,339
Others accounts receivables		3,224,627	3,363,123
Total non-current		3,224,627	3,363,123
Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross		154,120,306	162,477,091
International business operating segment
Statement [Line Items]
Current Trade Receivables Gross		66,023,849	76,166,145
Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross		51,727,913	51,478,501
Impairment loss estimate
Statement [Line Items]
Current Trade Receivables Gross		(5,792,821)	(6,059,201)
Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables	[1]	33,934,693	36,639,803
Others accounts receivables	[1]	3,224,627	3,363,123
Current balance
Statement [Line Items]
Current Trade Receivables Gross		250,190,168	260,367,974
Current trade receivables		249,444,865	260,219,760
Other current receivables		33,638,366	36,056,454
Total current		283,083,231	296,276,214
Others accounts receivables		3,224,627	3,363,123
Total non-current		3,224,627	3,363,123
Current balance | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross		145,910,170	152,644,412
Current balance | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross		60,199,888	63,419,349
Current balance | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross		44,080,110	44,304,213
Current balance | Impairment loss estimate
Statement [Line Items]
Current Trade Receivables Gross		(745,303)	(148,214)
Current balance | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables		33,638,366	36,056,454
0 a 3 months [Member]
Statement [Line Items]
Current Trade Receivables Gross		15,821,516	21,723,168
Current trade receivables		15,156,908	21,180,973
Other current receivables		105,976	321,767
Total current		15,262,884	21,502,740
Total non-current		0	0
0 a 3 months [Member] | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross		4,488,495	5,928,791
0 a 3 months [Member] | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross		4,015,211	9,546,370
0 a 3 months [Member] | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross		7,317,810	6,248,007
0 a 3 months [Member] | Impairment loss estimate
Statement [Line Items]
Current Trade Receivables Gross		(664,608)	(542,195)
0 a 3 months [Member] | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables		105,976	321,767
Others accounts receivables		0	0
3 a 6 months [Member]
Statement [Line Items]
Current Trade Receivables Gross		934,094	2,450,756
Current trade receivables		589,424	1,850,323
Other current receivables		138,377	162,295
Total current		727,801	2,012,618
Total non-current		0	0
3 a 6 months [Member] | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross		758,196	1,085,806
3 a 6 months [Member] | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross		20,872	1,092,229
3 a 6 months [Member] | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross		155,026	272,721
3 a 6 months [Member] | Impairment loss estimate
Statement [Line Items]
Current Trade Receivables Gross		(344,670)	(600,433)
3 a 6 months [Member] | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables		138,377	162,295
Others accounts receivables		0	0
6 a 12 months [Member]
Statement [Line Items]
Current Trade Receivables Gross		1,482,431	1,851,483
Current trade receivables		604,620	443,635
Other current receivables		0	99,233
Total current		604,620	542,868
Total non-current		0	0
6 a 12 months [Member] | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross		1,264,373	844,101
6 a 12 months [Member] | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross		167,968	701,571
6 a 12 months [Member] | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross		50,090	305,811
6 a 12 months [Member] | Impairment loss estimate
Statement [Line Items]
Current Trade Receivables Gross		(877,811)	(1,407,848)
6 a 12 months [Member] | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables		0	99,233
Others accounts receivables		0	0
More than 12 months [Member]
Statement [Line Items]
Current Trade Receivables Gross		3,443,859	3,728,356
Current trade receivables		283,430	367,845
Other current receivables		51,974	54
Total current		335,404	367,899
Total non-current		0	0
More than 12 months [Member] | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross		1,699,072	1,973,981
More than 12 months [Member] | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross		1,619,910	1,406,626
More than 12 months [Member] | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross		124,877	347,749
More than 12 months [Member] | Impairment loss estimate
Statement [Line Items]
Current Trade Receivables Gross		(3,160,429)	(3,360,511)
More than 12 months [Member] | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables		51,974	54
Others accounts receivables		$ 0	$ 0

[1]	As of December 31, 2019, an account receivable is included that relates to the sale of 49% of the participation that CPCh held over Compania Pisquera Bauza S.A. where in the current asset it maintains an amount of ThCh$ 1,325,613 (ThCh$ 1,392,650 as of December 31, 2018) and in non-current assets with no balance as of December 31, 2019 (ThCh$ 1,240,461 as of December 31, 2018). The charges received for this transaction as of December 31, 2019 are presented in the Consolidated Statement of Cash Flows, in investment activities, under the heading "Proceeds from the sale of interests in joint ventures"